Note 8 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.	COMMITMENTS AND CONTINGENCIES

License Agreements—The Company has entered into one license arrangement for the switch receptor in Procel. As part of this arrangement, the Company is subject to contingent milestone payments in accordance with agreed-upon development objectives, as well as future royalty payments on product sales of the underlying assets. As of December 31, 2024 and 2023, the Company has not incurred any milestone or royalty liabilities related to these license agreements.

Legal Proceedings

Jason Terrel Claim

On March 22, 2021, Jason Terrell (“Terrell”), a former consultant and director of the Company, commenced an action against us in the Court of Chancery of the State of Delaware, C.A. No. 2021-0248-MTZ (the “Action”). In the Action, Terrell seeks a declaratory judgment that we are obligated to issue him (i) options to purchase 16,667 shares of our common stock at a price of $15.00 per share pursuant to an alleged 2014 consulting agreement, and (ii) options to purchase an additional 16,667 shares of common stock at a price of $5.10 per share pursuant to an alleged January 2017 non-employee director options agreement.

On January 31, 2024, the Chancery Court issued a letter opinion that dismissed Terrell’s claims based on the contract-interpretation grounds the Company originally advanced back in 2021, as well as the Delaware Supreme Court’s determination that the third options agreement was not unconscionable.

On March 11, 2024, the Chancery Court entered a stipulated form of Final Order and Judgment, dismissing Terrell’s claims consistent with the Chancery Court’s January 31, 2024, letter opinion. Terrell thereafter commenced an appeal of the dismissal to the Delaware Supreme Court. Pursuant to the briefing schedule ordered by the Delaware Supreme Court, Terrell filed its opening appellate brief on May 9, 2024; and the Company filed its answering brief on June 25, 2024. Oral argument in the Delaware Supreme Court appeal took place on October 30, 2024, and the parties are awaiting the Court's decision.

On January 21, 2025, the Delaware Supreme Court issued its opinion in the second appeal. While the Supreme Court determined that the Chancery Court’s and Company’s interpretation of the options agreement was a reasonable one, it also determined that Terrell’s interpretation was a reasonably possible interpretation as well, and therefore, could not be resolved on a motion to dismiss. On this basis, the Supreme Court reversed the Chancery Court’s decision and remanded the action to the Chancery Court for further proceedings, which would include discovery. The action has not yet been re-docketed in the Chancery Court as of this writing. As a result, the Company has not accrued for this claim as of  December 31, 2024 or 2023.

Karp and Podmore Class Actions

On August 5, 2022, Ronald H. Karp, filed a class action complaint in the United States District Court for the Southern District of New York (the “Karp Class Action”) in connection with a public offering by the Company that closed on or about July 2, 2021, and asserting claims against the Company and certain current and former officers and directors of the Company for alleged violations of Sections 11, 12, and 15 of the Securities Act of 1933 in connection with the purchase of common stock through the Company’s public offering that closed on July 2, 2021 and Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 promulgated thereunder in connection with the certain statements and acts made by the defendants between June 25, 2021 and August 13, 2021.

On October 3, 2022, Joseph Podmore filed a class action complaint in the United States District Court for the Southern District of New York (the “Podmore Class Action”) raising similar claims.

The Karp Class Action and the Podmore Class Action are collectively referred to as the “Class Action”. Please refer to the Settlement in Principle of the Class Action described more fully below.

Settlement in Principle of the Class Action

On August 7, 2023, we reached an agreement with the lead plaintiff to settle in principle (and globally resolve) the Class Action, including a payment of $2,300 thousand. On September 29, 2023, counsel for plaintiffs submitted the proposed settlement materials to the Court for approval. Of this amount, insurance covered $570 thousand, and the Company paid the remaining $1,730 thousand, all of which is in an escrow account. As of December 31, 2024, the settlement was paid entirely, and $448 thousand was payable as of December 31, 2023.

SEC Settlement

On  December 3, 2024, we finalized a settlement with the U.S. Securities and Exchange Commission (the “SEC”), resolving the previously disclosed SEC investigation arising from the non-disclosure by the Company’s prior executive management of the clinical holds placed on the IND applications the Company filed with the FDA in  May 2021. The IND applications pertained to Procel and Isocel. In light of the Company’s self-reporting, prompt remediation and cooperation, the SEC determined not to impose a civil penalty on the Company and there are no ongoing undertakings in connection with the settlement.

The Company regularly assesses all contingencies and believes, based on information presently known, the Company is not involved in any other matters that would have a material effect on the Company’s financial position, results of operations and cash flows.